Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents		$ 6,604	$ 13,488
Restricted cash		280	280
Short term bank deposits		19,435	10,793
Trade receivable		284	153
Other assets – funds held in escrow		8,817	30,417
Prepaid expenses and other receivables		1,964	2,500
Total current assets		37,384	57,631
Non-Current Assets
Operating lease right-of-use assets		1,516	1,782
Long term bank deposits		35,707
Property and equipment, net		1,228	1,374
Total non-current assets		38,451	3,156
Total assets		75,835	60,787
Current liabilities:
Trade payables		524	624
Operating lease liabilities		607	551
Employees and payroll accruals		3,570	3,283
Convertible bonds		9,390	30,614
Accrued expenses and other payables		1,659	1,334
Derivative Liabilities		247
Total current liabilities		15,997	36,406
Long term liabilities
Operating lease liabilities		1,432	1,457
Warrant liabilities		421	428
Total long-term liabilities		1,853	1,885
SHAREHOLDERS’ EQUITY:
Ordinary Shares	[1]
Capital & Premium		334,918	275,453
Accumulated Deficit		(276,933)	(252,957)
Total shareholders’ equity		57,985	22,496
Total liabilities and shareholders’ equity		$ 75,835	$ 60,787

[1]	Represents less than $1.